DISPOSAL OF NANJING DAQO (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Nanjing Daqo [Member] USD ($)	Dec. 31, 2012 Nanjing Daqo [Member] CNY	Dec. 31, 2011 Nanjing Daqo [Member] USD ($)	Dec. 31, 2010 Nanjing Daqo [Member] USD ($)	Sep. 28, 2012 Nanjing Daqo [Member] USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity interest held								100.00%
Total consideration received	$ 9,888,742			$ 9,900,000	62,000,000
Total loss from discontinued operations	(2,392,228)	(5,857,810)	(3,339,527)	2,392,228
Gain on disposition	1,099,299			1,099,299
Net assets								9,900,000
Reclassification of foreign currency translation gain from other comprehensive income	1,099,299			1,099,299
Total cash consideration received	4,778,657			4,800,000
Operating results reported as discontinued operations:
Revenues				6,454,830		29,082,384	13,983,833
Operating costs and expenses				(9,946,357)		(36,943,483)	(17,742,976)
Loss from discontinued operations before income taxes				(3,491,527)		(7,861,099)	(3,759,143)
Income tax benefit						2,003,289	419,616
Loss from discontinued operations				$ (3,491,527)		$ (5,857,810)	$ (3,339,527)